8. Common Shares (Details) - USD ($)					6 Months Ended	12 Months Ended
	Apr. 07, 2016	Dec. 08, 2015	Nov. 17, 2015	Sep. 08, 2015	Oct. 31, 2016	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Debt Conversion, Original Debt, Amount							$ 28,500
Derivative liability					$ 558,275	$ 140,196	357,985	$ 47,706
Shares issued for management fees, Value						100,000	97,500
Accrued Interest
Debt Conversion, Original Debt, Amount							760
Convertible Debenture Two
Debt Conversion, Original Debt, Amount	$ 5,967	$ 2,805			8,368	8,772	2,920
Derivative liability	$ 111,034	$ 16,083
Convertible Debenture Eight
Debt Conversion, Original Debt, Amount					3,000
Convertible Debenture Nine
Debt Conversion, Original Debt, Amount					4,000
Convertible Debenture Nine | Accrued Interest
Debt Conversion, Original Debt, Amount					28
Convertible Debenture Ten
Debt Conversion, Original Debt, Amount					18,000
Convertible Debenture Eleven
Debt Conversion, Original Debt, Amount					10,000
Convertible Debenture Three
Debt Conversion, Original Debt, Amount				$ 188	188	188	1,335
Convertible Debenture Three | Accrued Interest
Debt Conversion, Original Debt, Amount				19	$ 19	$ 19	69
Derivative liability				$ 348
CovertibleDebentureFiveMember
Debt Conversion, Original Debt, Amount							11,900
CovertibleDebentureFiveMember | Accrued Interest
Debt Conversion, Original Debt, Amount							2,185
Convertible Debenture One
Debt Conversion, Original Debt, Amount							$ 39,130
Common Stock
Debt Conversion, Converted Instrument, Shares Issued							214,035
Shares issued for acquisition of licenses, Shares						20,000,000
Shares issued for management fees, Shares						10,000,000	375,000
Shares issued for management fees, Value						$ 10,000	$ 375
Stockholders' Equity, Reverse Stock Split						the Company effected a 1-for-200 reverse split of its issued and outstanding common shares, which has been applied on a retroactive basis.
Common Stock | President
Deferred Compensation Arrangement with Individual, Shares Issued			10,000,000
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued			$ 100,000
Shares issued for acquisition of licenses, Shares						20,000,000
Shares issued for management fees, Shares							375,000
Shares issued for management fees, Value							$ 97,500
Common Stock | Convertible Debenture Two
Debt Conversion, Converted Instrument, Shares Issued	1,300,000	550,000			3,217,352	1,850,000	360,000
Common Stock | Convertible Debenture Eight
Debt Conversion, Converted Instrument, Shares Issued					1,176,470
Common Stock | Convertible Debenture Nine
Debt Conversion, Converted Instrument, Shares Issued					1,579,800
Common Stock | Convertible Debenture Ten
Debt Conversion, Converted Instrument, Shares Issued					900,000
Common Stock | Convertible Debenture Eleven
Debt Conversion, Converted Instrument, Shares Issued					500,000
Common Stock | Convertible Debenture Three
Debt Conversion, Converted Instrument, Shares Issued				91,831	91,831	91,831	127,655
Common Stock | CovertibleDebentureFiveMember
Debt Conversion, Converted Instrument, Shares Issued							73,169
Common Stock | Convertible Debenture One
Debt Conversion, Converted Instrument, Shares Issued							595,667